THE DUNHAM FUNDS

Dunham Monthly Distribution Fund	Dunham High-Yield Bond Fund	Dunham International Opportunity Bond Fund
Class A (DAMDX)	Class A (DAHYX)	Class A (DAIOX)
Class C (DCMDX)	Class C (DCHYX)	Class C (DCIOX)
Class N (DNMDX)	Class N (DNHYX)	Class N (DNIOX)

Incorporated herein by reference are the definitive versions of the prospectuses pertaining to the Dunham Monthly Distribution Fund, Dunham High-Yield Bond Fund and Dunham International Bond Fund and that were filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 1, 2019 (SEC Accession No. 0001580642-19-001125).